PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2023	2024
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	3,666	3,543
Additional pension benefit obligation	29a.i.a.ii	44	42
The Company - unfunded	29a.i.b	258	215
Telkomsel	29a.ii	4,726	4,950
Projected pension benefit obligations		8,694	8,750
Net periodic post-employment health care benefit	29b	1,470	1,550
Other post-employment benefit	29c	244	175
Long service employee benefit	29d	1	1
Obligation under the Labor Law	29e	1,005	1,064
Total		11,414	11,540

Schedule of net periodic pension benefit cost

	Notes	2022	2023	2024
Pension benefit cost
The Company – funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	577	629	518
Additional pension benefit obligation	29a.i.a.ii	37	3	3
The Company – unfunded	29a.i.b	58	54	(27)
Telkomsel	29a.ii	596	633	663
Total periodic pension benefit cost		1,268	1,319	1,157
Net periodic post-employment health care benefit cost	25,29b	213	205	282
Other post-employment benefit cost	25,29c	25	22	20
Long service employee benefit cost	25,29d	1	1	0
Obligation under the Labor Law	25,29e	78	217	232
Total		1,585	1,764	1,691

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2022	2023	2024
Defined benefit plan actuarial gain (loss)
The Company – funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	467	(524)	72
Additional pension benefit obligation	29a.i.a.ii	(7)	1	1
The Company – unfunded	29a.i.b	55	246	(53)
Telkomsel	29a.ii	218	91	420
Others		1	0	0
Post-employment health care benefit cost	29b	851	(1,265)	202
Other post-employment benefit	29c	14	(2)	6
Long service employee benefit	29d	—	—	0
Obligation under the Labor Law	29e	13	41	107
Sub-total		1,612	(1,412)	755
Deferred tax effect at the applicable tax rates	28h	(148)	23	(120)
Defined benefit plan actuarial gain (loss) – net of tax		1,464	(1,389)	635

Schedule of changes in projected pension benefit obligations

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2023	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509

Service costs	326	—	331	—	—	—	657
Settlement costs	(2)	2	—	—	—	—	—
Interest costs (income)	1,573	(1,295)	369	(67)	913	(898)	595
Plan administration cost	(126)	126	—	0	—	187	187
Interest expense on effect of asset ceiling	—	—	—	—	—	3	3
Additional welfare benefits	50	—	—	—	—	—	50
Cost recognized in the consolidated statement of profit or loss	1,821	(1,167)	700	(67)	913	(708)	1,492

Actuarial (gain) loss on:
Experience adjustments	91	—	(76)	—	(907)	—	(892)
Changes in financial assumptions	906	—	(40)	—	2,349	—	3,215
Return on plan assets
(excluding amount included in
net interest expense)	—	(473)	—	25	—	(89)	(537)
Changes in asset ceiling	—	—	—	—	—	(88)	(88)
Cost recognized in OCI	997	(473)	(116)	25	1,442	(177)	1,698

Employer’s contributions	—	(1,635)	—	(4)	—	—	(1,639)
Pension plan participants’ contributions	17	(17)	—	—	—	—	—
Benefits paid from plan assets	(1,972)	1,972	(149)	—	(586)	586	(149)
Benefits paid by employer	(50)	—	—	—	—	—	(50)
Benefit obligation from transferred employees	—	—	233	(171)	—	—	62
Effect on transfer of IndiHome business to Telkomsel	(231)	170	—	—	(23)	23	(61)
Balance, December 31, 2023	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862
Projected pension benefit obligation at end of year	3,666		4,726		1,470		9,862

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2024	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862

Service costs	279	—	346	—	—	—	625
Transferred employees costs	(2)	1	2	(2)	—	—	(1)
Interest costs (income)	1,533	(1,304)	381	(65)	966	(866)	645
Plan administration cost	(115)	115	—	1	—	182	183
Additional welfare benefits	34	—	—	—	—	—	34
Cost recognized in the consolidated statement of profit or loss	1,729	(1,188)	729	(66)	966	(684)	1,486

Actuarial (gain) loss on:
Experience adjustments	(609)	—	(121)	—	65	—	(665)
Changes in demographic assumptions	(1)	—	—	—	0	—	(1)
Changes in financial assumptions	(491)	—	(314)	—	(863)	—	(1,668)
Return on plan assets (excluding amount included in net interest expense)	—	1,029	—	15	—	596	1,640
Cost recognized in OCI	(1,101)	1,029	(435)	15	(798)	596	(694)

Employer’s contributions	—	(558)	—	(18)	—	—	(576)
Pension plan participants’ contributions	13	(13)	1	(1)	—	—	—
Benefits paid from plan assets	(1,948)	1,948	(2)	1	(640)	640	(1)
Benefits paid by employer	(34)	—	—	—	—	—	(34)
Balance, December 31, 2024	22,377	(18,834)	6,089	(1,139)	14,152	(12,602)	10,043
Projected pension benefit obligation at end of year	3,543		4,950		1,550		10,043

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded
					Post-		Post-
	Defined	Additional			employment	Other post-	employment
	pension benefit	pension benefit			health care	employment	benefits
Time Period	obligation	obligation	Unfunded	Telkomsel	benefits	benefits	UUCK (Telkom)
2023
Within next 10 years	21,044	39	340	8,833	8,929	281	83
Within 10-20 years	15,850	30	79	13,778	13,651	116	426
Within 20-30 years	9,623	16	139	9,184	12,128	70	485
Within 30-40 years	3,630	5	21	439	5,114	3	49
Within 40-50 years	693	1	—	—	819	—	—
Within 50-60 years	53	—	—	—	48	—	—
Within 60-70 years	1	—	—	—	5	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.42 years	8.42 years	5.54 years	9.18 years	12.39 years	4.51 years	11.18 years

2024
Within next 10 years	20,107	39	277	9,404	8,153	202	118
Within 10-20 years	15,035	28	110	13,131	13,311	118	488
Within 20-30 years	8,744	15	212	8,449	13,927	66	610
Within 30-40 years	3,079	5	20	410	7,896	2	41
Within 40-50 years	539	1	—	—	2,142	—	—
Within 50-60 years	37	—	—	—	340	—	—
Within 60-70 years	1	—	—	—	62	—	—
Within 70-80 years	—	—	—	—	7	—	—

Weighted average duration of DBO	8.16 years	8.16 years	6.48 years	8.49 years	13.39 years	5.18 years	10.71 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2023
Funded:
Defined pension benefit obligation	(2,030)	2,387	235	(224)
Unfunded	(10)	12	13	(12)
Telkomsel	(529)	602	651	(582)
Post-employment health care benefits	(1,609)	1,939	1,845	(1,565)
Other post-employment benefits	(11)	12	3	(3)
Post-employment benefits UUCK (Telkom)	(10)	12	33	(28)

2024
Funded:
Defined pension benefit obligation	(1,809)	2,113	153	(146)
Unfunded	(11)	12	13	(12)
Telkomsel	(502)	568	623	(559)
Post-employment health care benefits	(1,663)	2,031	1,943	(1,624)
Other post-employment benefits	(9)	10	3	(3)
Post-employment benefits UUCK (Telkom)	(12)	14	37	(32)

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	6.75% - 7.25%	6.70%	7.10%
Rate of compensation increases	6.10% - 8.00%	7.50% - 8.00%	7.25% - 8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2023		2024
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	564	—	921	—
Equity instruments:
Financials	1,815	—	1,265	—
Consumer non-cyclicals	99	—	48	—
Basic material	278	—	203	—
Infrastructures	748	—	510	—
Energy	162	—	146	—
Technology	41	—	91	—
Industrials	269	—	239	—
Consumer cyclicals	521	—	448	—
Properties and real estate	113	—	110	—
Healthcare	211	—	175	—
Transportation and logistic	7	—	4	—
Equity-based mutual fund	379	—	193	—
Fixed income instruments:
Corporate bonds	—	2,469	—	2,034
Government bonds	10,350	—	10,608	—
Fixed income mutual funds	—	101	—	66
MTN	—	100	—	100
Asset-backed securities	—	13	—	7
Sukuk	—	1,063	—	935
Non-public equity:
Direct placement	—	374	—	377
Property	—	188	—	202
Others	—	366	—	356
Total	15,557	4,674	14,961	4,077

Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	7.25%	6.75%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	7.00% - 7.25%	6.75%	7.00%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.00% - 8.00%
Indonesian mortality table	2019	2019	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2023		2024
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	392	—	375	—
Equity instruments:
Financials	1,468	—	1,070	—
Consumer non-cyclicals	115	—	78	—
Basic material	260	—	197	—
Infrastructures	618	—	517	—
Energy	156	—	164	—
Technology	24	—	43	—
Industrials	261	—	242	—
Consumer cyclicals	395	—	355	—
Properties and real estate	110	—	96	—
Healthcare	147	—	118	—
Transportation and logistic	5	—	4	—
Equity-based mutual funds	435	—	313	—
Fixed income instruments:
Government obligations	1,271	—	1,837	—
Corporate obligations	6	—	196	—
Fixed income mutual funds	7,067	—	6,484	—
Exchange Traded Fund (“ETF”)	—	—	24	—
Index mutual funds	—	—	5	—
Unlisted shares:
Private placement	—	448	—	507
Total	12,730	448	12,118	507

Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	7.25%	6.75%	7.00%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2022	2023	2024
Indonesian mortality table	2019	2019	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	6.75%	6.50%	7.00%
Indonesian mortality table	2019	2019	2019

Defined pension benefit plan
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in projected pension benefit obligations

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2023	522	44	268	1	928	1,763
Service costs	22	—	7	1	152	182
Interest costs	32	3	15	—	65	115
Cost recognized in the consolidated statement of profit or loss	54	3	22	1	217	297

Actuarial (gain) loss recognized in OCI	(246)	(1)	2	—	(41)	(286)
Benefits paid by employer	(53)	(2)	(38)	(1)	(102)	(196)
Effect on transfer of IndiHome business to Telkomsel	(19)	0	(10)	—	3	(26)
Balance, December 31, 2023	258	44	244	1	1,005	1,552

The following table presents the changes in unfunded projected pension benefit obligations, additional pension benefit obligations, other post-employment benefit obligations and obligations under the Labor Law, changes in additional pension benefit plan assets, and net amount recognized in the consolidated statements of financial position as of December 31, 2023 and 2024, under the defined benefit pension plan (continued):

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2024	258	44	244	1	1,005	1,552
Service costs	9	0	6	0	204	219
Past service costs	—	—	1	—	18	19
Interest costs	14	3	13	—	10	40
Transferred employees costs	(0)	(0)	(0)	—	(0)	—
Early retirement settlement costs	(50)	—	0	(0)	(0)	(50)
Cost recognized in the consolidated statement of profit or loss	(27)	3	20	—	232	228

Actuarial (gain) loss recognized in OCI	53	(1)	(6)	(0)	(107)	(61)
Benefits paid by employer	(69)	(4)	(83)	—	(62)	(218)
Divestment	—	—	—	—	(4)	(4)
Balance, December 31, 2024	215	42	175	1	1,064	1,497

Defined Contribution Other Benefit Program | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2022	2023	2024
Discount rate	7.25%	6.75%	7.00%
Indonesian mortality table	2019	2019	2019